Leases	6 Months Ended
Jun. 30, 2019
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Leases

Note 12. Leases

As of June 30, 2019, Company’s right-of-use asset, is as follows:

	Real state	Other	Total
Cost as of January 1st, 2019	Ps. 49,112	1,108	50,220
Additions	2,955	83	3,038
Disposals	(250)	(5)	(255)
Remeasurements	1,053	—	1,053
Depreciation	(3,531)	(186)	(3,717)
Effects of changes in foreign exchange rates	(5)	(27)	(32)

	Ps. 49,334	973	50,307

As of June 30, 2019, Company’s lease liabilities, are as follows:

	June 30, 2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	10,112
One to five years		39,119
Five to ten years		22,274
More than ten years		11,447

Total undiscounted lease liabilities at June 30,		82,952

Lease liabilities included in the statement of financial position at June 30,		51,345

Current		5,919
Non-Current	Ps.	45,426

The interest expense for leases reported in the income statements for the six-month period ended June 30, 2019 was Ps. 1,177.

The expense relating to short-term leases and low-value assets for the six-month period ended June 30, 2019 was Ps. 1,228.